UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           02-10-2011
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 83
                                        ---------------

Form 13F Information Table Value Total: 182,803
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                December 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     5750    48230 SH       Sole                                      48230
APPLE INC                      COM              037833100     6861    21272 SH       Sole                                      21272
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      449    12000 SH       Sole                                      12000
BARCLAYS BANK PLC IPATHETN 02/ COM              06739f101     3295    55750 SH       Sole                                      55750
BCE INC COM                    COM              05534B760      261     7350 SH       Sole                                       7350
BIOTECH HLDRS DEP RCPTS        COM              09067d201      584     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITYTR  COM              09254b109      704    48130 SH       Sole                                      48130
BORGWARNER INC                 COM              099724106      597     8250 SH       Sole                                       8250
BP PRUDHOE BAY RTY TRUNIT BEN  COM              055630107      272     2150 SH       Sole                                       2150
CANADIAN PACIFIC RAILWAYSCOM N COM              13645t100      399     6150 SH       Sole                                       6150
CATERPILLAR INC                COM              149123101      731     7800 SH       Sole                                       7800
CF INDS HLDGS INC COM          COM              125269100      689     5100 SH       Sole                                       5100
COACH INC                      COM              189754104      445     8050 SH       Sole                                       8050
CUMMINS INC FORMERLY CUMMINSEN COM              231021106      759     6900 SH       Sole                                       6900
CURTISS-WRIGHT CORP            COM              231561101      674    20300 SH       Sole                                      20300
DEERE & COMPANY                COM              244199105     3002    36150 SH       Sole                                      36150
DISH NETWORK CORPORATION       COM              25470M109     3451   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      302    19558 SH       Sole                                      19558
EATON CORP                     COM              278058102      467     4600 SH       Sole                                       4600
ECHOSTAR CORP                  COM              278768106      463    18546 SH       Sole                                      18546
ETFS PALLADIUM TR SH BENINT    COM              26923a106      795     9950 SH       Sole                                       9950
EXXON MOBIL CORP               COM              30231g102     7968   108967 SH       Sole                                     108967
FMC CORP NEW                   COM              302491303      459     5750 SH       Sole                                       5750
FORD MTR CO DEL COM            COM              345370860     4547   270825 SH       Sole                                     270825
FREEPORT MCMORAN COPPER& GOLD  COM              35671d857     3759    31300 SH       Sole                                      31300
GENERAL GROWTH PPTYS INCNEW CO COM              370023103     5443   351625 SH       Sole                                     351625
GENERAL MOTORS CO COMUSD0.01 I COM              37045v100      555    15050 SH       Sole                                      15050
HONEYWELL INTL INC             COM              438516106      457     8600 SH       Sole                                       8600
INTL BUSINESS MACH             COM              459200101      429     2925 SH       Sole                                       2925
INTREPID POTASH INC COM        COM              46121y102     3024    81100 SH       Sole                                      81100
ISHARES INC MSCI BRAZILINDEX F COM              464286400      671     8675 SH       Sole                                       8675
ISHARES INC MSCI SOUTHKOREA IN COM              464286772      493     8050 SH       Sole                                       8050
ISHARES INC MSCI TAIWANINDEX F COM              464286731      477    30550 SH       Sole                                      30550
KNIGHTSBRIDGE TANKERSCOM STK U COM              g5299g106     2954   132650 SH       Sole                                     132650
LIMITED BRANDS INC             COM              532716107      353    11500 SH       Sole                                      11500
MEAD JOHNSON NUTRITIONCO COM   COM              582839106      442     7100 SH       Sole                                       7100
NATIONAL FUEL GAS CO           COM              636180101     6947   105873 SH       Sole                                     105873
NATIONAL OILWELL VARCOINC      COM              637071101     3268    48600 SH       Sole                                      48600
NEWFIELD EXPLORATION CO        COM              651290108     7106    98550 SH       Sole                                      98550
NOBLE ENERGY INC COM           COM              655044105      732     8500 SH       Sole                                       8500
OCCIDENTAL PETROLEUM CORP      COM              674599105     1884    19200 SH       Sole                                      19200
PEABODY ENERGY CORP            COM              704549104     3103    48494 SH       Sole                                      48494
POTASH CORP SASKATCHEWAN       COM              73755L107      232     1500 SH       Sole                                       1500
PROGRESS ENERGY INC            COM              743263105      370     8500 SH       Sole                                       8500
PUTNAM PREMIER INC TRSH BEN IN COM              746853100      233    37150 SH       Sole                                      37150
QUALCOMM INC                   COM              747525103      452     9125 SH       Sole                                       9125
SALESFORCE COM INC             COM              79466l302      231     1750 SH       Sole                                       1750
SCHLUMBERGER LIMITED COMSTK US COM              806857108      856    10250 SH       Sole                                      10250
SEADRILL LTD USD2              COM              g7945e105     8165   240725 SH       Sole                                     240725
SPDR BARCLAYS HIGH YIELD BOND  COM              78464A417      210     5300 SH       Sole                                       5300
TECK RESOURCES LIMITEDCLASS B  COM              878742204      603     9750 SH       Sole                                       9750
TELEDYNE TECH INC              COM              879360105      385     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      241     4626 SH       Sole                                       4626
UNION PACIFIC CORP             COM              907818108      436     4700 SH       Sole                                       4700
VALE S.A. SPONS ADR REPR1 COM  COM              91912e105     6007   173775 SH       Sole                                     173775

                              L & S Advisors, Inc.
                                    FORM 13F
                                December 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VERIZON COMMUNICATIONS         COM              92343v104     5956   166460 SH       Sole                                     166460
ATLAS PIPELINE PARTNERSLP UT L MAS              049392103     2013    81600 SH       Sole                                      81600
CHESAPEAKE MIDSTREAM PARTNERSL MAS              16524k108     1335    46400 SH       Sole                                      46400
CLEARBRIDGE ENERGY MLPFUND INC MAS              184692101      462    21000 SH       Sole                                      21000
CREDIT SUISSE CUSHING 30 MLP I MAS              22542D852      461    19250 SH       Sole                                      19250
CUSHING MLP TOTAL RETURNFD COM MAS              231631102      482    45850 SH       Sole                                      45850
DORCHESTER MINERALS LP         MAS              25820R105     1360    49518 SH       Sole                                      49518
EL PASO PIPELINE PARTNERSL P C MAS              283702108     3505   104775 SH       Sole                                     104775
ENBRIDGE ENERGY PARTNERSLP     MAS              29250r106     3949    63300 SH       Sole                                      63300
ENERGY TRANSFER PARTNERSLP UT  MAS              29273r109     4962    95750 SH       Sole                                      95750
ENTERPRISE PRODUCTS PPTNSLP    MAS              293792107     9460   227360 SH       Sole                                     227360
EV ENERGY PARTNERS LPCOM UNITS MAS              26926v107      200     5100 SH       Sole                                       5100
FIDUCIARY/CLAYMORE MLP OPPTY   MAS              31647Q106      530    24500 SH       Sole                                      24500
KAYNE ANDERSON ENERGYTOTAL RET MAS              48660p104      742    25500 SH       Sole                                      25500
KAYNE ANDERSON MLP INVTCO      MAS              486606106      916    29100 SH       Sole                                      29100
KINDER MORGAN ENERGY PARTNERSL MAS              494550106     7388   105150 SH       Sole                                     105150
LINN ENERGY LLC UNIT REPSTGLTD MAS              536020100     4200   112025 SH       Sole                                     112025
MAGELLAN MIDSTREAM PARTNERSLP  MAS              559080106     4113    72800 SH       Sole                                      72800
MARKWEST ENERGY PARTNERSLP     MAS              570759100     4385   101250 SH       Sole                                     101250
ONEOK PARTNERS L P UNITLTD PAR MAS              68268n103     2675    33650 SH       Sole                                      33650
PENN VA GP HLDGS LP COM UNIT R MAS              70788p105     4331   164550 SH       Sole                                     164550
PLAINS ALL AMERICAN PIPELINELP MAS              726503105     6122    97500 SH       Sole                                      97500
TARGA RES PARTNERS LPCOM UNIT  MAS              87611x105     2655    78175 SH       Sole                                      78175
VANGUARD NAT RES LLC COMUNIT R MAS              92205f106     2261    76250 SH       Sole                                      76250
FLAHERTY & CRUMRINE /CLAYMORE  PFD              338478100      305    18800 SH       Sole                                      18800
FORD MOTOR CO CAP TR II        PFD              345395206      257     4950 SH       Sole                                       4950
GENERAL MOTORS CO PFD          PFD              37045v209     3114    57550 SH       Sole                                      57550
CALL APPLE INC JAN 260                          4706164        220       35 SH       Sole                                         35